UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE

REPORT FOR THE CALANDAR YEAR OR QUARTER ENDED: 12/29/2000

CHECK HERE IF AMENDMENT [    ];  AMEMDMENT NUMBER:
THIS AMENDMENT  (CHECK ONLY ONE):  [    ] IS A RESTATMENT.
                                   [    ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:      WANGER ADVISORS TRUST
ADRESS:    227 W MONROE, SUITE 3000
           CHICAGO, IL  60606

13F FILE NUMBER:  28-5842

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:       BRUCE H. LAUER
TITLE:      TREASURER
PHONE:      312 634 9230
SIGNATURE, PLACE AND DATE OF SIGNING

BRUCE H. LAUER,       CHICAGO, IL     FEBRUARY 13, 2001

REPORT TYPE (CHECK ONLY ONE):

[   ] 13F HOLDINGS REPORT

[ X ] 13F NOTICE

[   ]  13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

LIBERTY WANGER ASSET MANAGEMENT, LP,  13F FILE NUMBER:  801-41391

I AM SIGNING THIS REPORT AS IS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.